Recently Issued Accounting Standards Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19 & ASU 2019-04 Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”

Replaces the incurred loss impairment methodology with an expected loss methodology that requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates.
		January 1, 2020	Under evaluation
ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	Removes some disclosure requirements relating to transfers between Level 1 and Level 2 of the FV hierarchy. Introduces new disclosure requirements for Level 3 measurements	January 1, 2020	No material impact on our disclosure requirements as we have no Level 3 measurements.
ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans.
Removes some disclosure requirements that are not expected to materially change Golar’s existing note. Introduces new disclosure requirements including an explanation of the reasons for significant gains and losses relating to changes in the benefit obligation.
		January 1, 2021	No material impact on disclosure requirements.
ASU 2018-15 Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.

Aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software.
		January 1, 2020	No material impact on disclosure requirements.
ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities
For the purposes of determining whether a decision making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment in the entity.
		January 1, 2020	No impact on historical consolidation assessments.
ASU 2018-18 Collaborative Arrangements (Topic 808) - Clarifying the Interaction between Topic 808 and Topic 606.	Provides guidance on determining when transactions between collaborative arrangement participants should be accounted for as revenue under 606.	January 1, 2020	Under evaluation